Fair Value Measurement	12 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
Fair Value Measurement
18. Fair Value Measurement
The fair value hierarchy of financial instruments measured at fair value as of March 31, 2026 and March 31, 2025 is provided below.

	Level 1	Level 2	Level 3	Total
Year ended March 31, 2026	(In million)	(In million)	(In million)	(In million)
Financial assets measured at fair value:
Derivative financial assets	$—	$28.2	$—	$28.2
Money market funds	8,916.1	—	—	8,916.1
Available-for-sale debt securities	4,084.1	498.6	—	4,582.7
Financial liabilities measured at fair value:
Derivative financial liabilities	$—	$(18.7)	$—	$(18.7)

	Level 1	Level 2	Level 3	Total
Year ended March 31, 2025	(In million)	(In million)	(In million)	(In million)
Financial assets measured at fair value:
Derivative financial assets	$—	$3.2	$—	$3.2
Money market funds	7,741.6	—	—	7,741.6
Available-for-sale debt securities	5,409.8	603.8	—	6,013.6
Financial liabilities measured at fair value:
Derivative financial liabilities	$—	$(4.8)	$—	$(4.8)

The Group considers the carrying value of cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, accounts payable and other liabilities, and funds payable and amounts due to customers to approximate fair value given the short-term nature of these items. The Notes issued under the EMTN Program if recognized at fair value would be in Level 1, the carrying amount and fair value amounts are presented in Note 17. The RCF if recognized at fair value would be in Level 2, with the carrying value approximating the fair value.